Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. Commitments and Contingencies

(a) Other Commitments

In addition to commitments disclosed in note 20, commitments related to R&D expenditures are $25,496 as of December 31, 2024. Commitments related to capital expenditures for the Company are approximately $40,824 as of December 31, 2024.

(b) Litigation Matters

From time to time, the Company may be subject to legal proceedings, investigations and claims arising out of or relating to the conduct of our business. The outcome of any ongoing proceedings is inherently uncertain, and the Company is currently unable to assess the likelihood of an unfavorable result or to estimate the amount or range of potential losses, if any, that may arise from these matters. In addition, the Company cannot predict the extent to which any legal proceedings may adversely affect its operations, financial condition, or share price.

US Litigation

Delaware Chancery Court Action

On March 5, 2018, the Company filed a lawsuit in the Court of Chancery of the State of Delaware seeking a determination whether the Shareholder Group, together with their affiliates and associates (collectively, the "Collaborating Shareholders") had triggered the Company's shareholder rights agreement (the "Rights Agreement") by forming a group holding approximately 45% of outstanding shares of the Company, in excess of the plan's threshold of 15%, and acting in concert prior to the Company's annual general meeting of shareholders held on February 6, 2018 (the "2017 AGM").

On April 12, 2018, 1Globe filed an amended answer to the Company's complaint, counterclaims, and a third-party complaint against Mr. Weidong Yin alleging, among other allegations, that the Rights Agreement is not valid, that Mr. Weidong Yin and a buyer consortium had previously triggered the Rights Agreement, and that 1Globe did not trigger the Rights Agreement. 1Globe asked for various measures of equitable relief and also included a claim for its costs, including attorneys' fees.

On July 31, 2018, following the Company motions for partial summary judgment and an expedited trial date, the Delaware Chancery Court effectively stayed the action pending receipt of a post-trial decision from the Eastern Caribbean Supreme Court in the High Court of Justice, Antigua and Barbuda (the "Antigua Court") in the matter captioned 1Globe Capital, LLC and Sinovac Biotech Ltd., Claim No. ANUHCV 2018/0120. On December 19, 2018, the Antigua Court issued a judgment affirming the validity of the Rights Agreement under the Antigua law, and finding that "there was a secret plan to take control" of the Company at the 2017 AGM.

Based upon the Antigua Court's judgment and other facts known to the then board of directors, the Company's then board of directors determined that the Collaborating Shareholders became "acquiring persons" under the Rights Agreements on or prior to the 2017 AGM and their conduct resulted in a "trigger event" under the Rights Agreement. On February 22, 2019, approximately 27.8 million common shares and approximately 14.6 million series B preferred shares (collectively, the "Exchange Shares") were issued into the Shareholder 2019 Rights Exchange Trust in the name of Wilmington Trust, National Association, which holds the Exchange Shares for the benefit of certain shareholders of the Company.

On March 6, 2019, the Delaware Chancery Court entered a status quo order providing that the Company not distribute any of the Exchange Shares to rights holders until the final disposition of the pending Delaware litigation or further order of the court. On April 8, 2019, the Delaware Chancery Court stayed the Delaware litigation pending the final outcome of 1Globe's appeal of the Antigua Judgment (as defined below). Following the judgment of the Judicial Committee of the Privy Council of the United Kingdom (the "Privy Council") in January 2025, per the request submitted by the parties jointly on March 20, 2025, the Delaware Chancery Court granted an order dated April 7, 2025 that (i) vacates the status quo order; (ii) releases the Exchange Shares issued in connection with the Rights Agreement from the trust so that appropriate steps can be taken for their cancellation; and (iii) dismisses the action with prejudice.

On September 6, 2023, MW Gestion, an institutional asset manager based in France, filed a class action complaint on behalf of all the Company's shareholders against the Company; Mr. Weidong Yin; and other managers and directors of the Company, including Ms. Nan Wang, Mr. Simon Anderson, Mr. Yuk Lam Lo, Mr. Kenneth Lee, Mr. Meg Mei and Mr. Shan Fu (the "Individual Defendants" and collectively with the Company, the "Sinovac Defendants"); and Wilmington Trust National Association. MW Gestion alleged breach of contract, breach of fiduciary duty, and wrongful dilution claims against the Sinovac Defendants, as well as aiding and abetting breach of contract and breach of fiduciary duty against the Individual Defendants. MW Gestion's claims stem from a private investment in public equity transaction on July 2, 2018, and the Company's implementation of its Rights Agreement on February 22, 2019. the Company and certain other defendants filed a motion to dismiss all claims on November 20, 2023, which was granted in full by the Delaware Chancery Court on September 23, 2024. On October 22, 2024, MW Gestion appealed the dismissal order to the Delaware Supreme Court. Following the Privy Council's judgment in January 2025, which found that the Rights Agreement on which MW Gestion's claims were based was invalid, the defendants filed an unopposed emergency motion to stay proceedings, which the court granted on January 21, 2025. On March 24, 2025, the court granted the parties' stipulation which, among others, provided that once the process of the Company cancelling the Exchange Shares issued under the Rights Agreement is complete, MW Gestion would withdraw its appeal. On May 16, 2025, MW Gestion filed a notice of voluntary dismissal with prejudice, and the case has been closed.

On April 17, 2025, MW Gestion, MW Optimum, Altimeo Participations and Cyrille Pichot (the "Gestion Claimants") filed a Verified Class Action and Derivative Complaint at the Delaware Chancery Court against the Company, Mr. Weidong Yin, Ms. Nan Wang, Mr. Simon Anderson, Mr. Yuk Lam Lo, Mr. Kenneth Lee, Mr. Meng Mei and Mr. Shan Fu. The claim seeks various relief including damages and the unwinding of any transactions the defendants did not have authority to take. The pleadings made by the Gestion Claimants include an allegation that the PIPE transaction was improper. On November 10, 2025, the Company filed a motion to dismiss the claim. In December 2025, Vivo Capital and its subsequent assignees Vivo Capital Fund VIII, L.P., Vivo Capital Surplus Fund VIII, L.P., and Vivo Capital Fund IX, L.P. (collectively, "Vivo Entities") were joined to the proceedings and filed a motion to dismiss on December 23, 2025. On January 29, 2026, the Gestion Complainants filed an answering brief. On March 12, 2026, the Company filed a reply brief. On March 12, 2026, the Delaware Chancery Court denied Vivo Entities' motion to dismiss, but allowed the motion to dismiss brought by Mr. Weidong Yin, Mr. Simon Anderson, Mr. Yuk Lam Lo and Mr. Meng Mei. The court has listed a hearing of the motion to dismiss brought by the Company on May 18, 2026.

Massachusetts District Court Actions

On March 5, 2018, the Company filed a lawsuit in the United States District Court for Massachusetts alleging violations of Section 13(d) of the Exchange Act by 1Globe and The Chiang Li Family. The lawsuit alleges, among other things, that the defendant shareholders failed to make required disclosures on Schedule 13D regarding their intentions to attempt to replace the Company's board of directors.

On May 21, 2018, 1Globe answered and filed counterclaims against the Company and certain of its executives, alleging violations of Section 10(b) of the Exchange Act and various state law claims. In response to the Company's motion to dismiss 1Globe's counterclaims, on August 1, 2018, 1Globe filed amended counterclaims against the Company and certain of its executives, alleging violations of Section 10(b) of the Exchange Act and Rule 10b-5, as well as state law claims of abuse of process, fraudulent misrepresentation, negligent misrepresentation, and aiding and abetting such violations, primarily arising out of allegedly false and/or misleading statements made by us regarding our business, operational, and financial results.

On August 17, 2018, the Massachusetts Court granted a consent motion to extend the deadline for the Company's response to 1Globe's counterclaims (and for any subsequent opposition by 1Globe) until after the Antigua Court issued a ruling in the matter captioned 1Globe Capital, LLC and Sinovac Biotech Ltd., Claim No. ANUHCV 2018/0120. Per the Massachusetts Court's order, the parties filed periodic status reports regarding the pending court proceedings in Antigua. On April 8, 2025, following the Privy Council's judgment, the Company and 1Globe filed a joint stipulation of dismissal with prejudice and the proceedings have been dismissed.

Separately, Heng Ren Investments LP ("Heng Ren") filed suit against the Company and Mr. Weidong Yin for alleged breach of fiduciary duties and wrongful equity dilution on May 31, 2019 in a Massachusetts state court. the Company moved the matter from state court to the United States District Court for the District of Massachusetts. Subsequently, on April 29, 2021, Heng Ren filed an amended complaint which alleged that Mr. Yin breached fiduciary duties owed to minority shareholders, that the Company aided and abetted breaches of fiduciary duties, and that both the Company and Mr. Yin engaged in wrongful equity dilution. Heng Ren requested damages, attorneys' fees, and prejudgment interest. On September 14, 2020, the Company filed a motion to dismiss Heng Ren's claims. In July 2021, the Company moved to dismiss Heng Ren's amended complaint in the federal court in Massachusetts. On March 4, 2022, the court granted the motion as to the breach of fiduciary duty claims and denied the motion as to the wrongful equity dilution claim, and denied reconsideration of its decision on the motion. On June 13, 2024, the parties stipulated to a discontinuance of the action with prejudice.

Antigua Litigation

On March 13, 2018, 1Globe filed a complaint against the Company in the Antigua Court. The complaint seeks a declaration that the five persons proposed by the Shareholder Group at the 2017 AGM were elected as directors of the Company at that meeting, an order of the Antigua Court that those directors be installed as the Company's board of directors, and a declaration that any actions taken on behalf of the Company at the direction of the board of directors since the 2017 AGM are null and void. On April 10, 2018, 1Globe filed a notice of application in the Antigua Court seeking an order declaring the result of the disputed election, an urgent order restraining the Company's board of directors from acting, pending determination of the dispute, including acting to initiate or continue litigation against the Shareholder Group, and other related relief. The first hearing took place on May 9, 2018. In July 2018, the Antigua Court heard an application by 1Globe for interim injunctive relief preventing the Company from exercising its rights under the Rights Agreement. This application was unsuccessful, but the judge set an expedited timetable to trial. The trial of the matter took place from December 3 to 5, 2018. On December 19, 2018, the judge handed down his judgment (the "Antigua Judgment"), finding in the Company's favor in full, dismissing 1Globe's claim and declaring that the Rights Agreement was validly adopted as a matter of Antigua law. On January 29, 2019, 1Globe filed a Notice of Appeal to the Eastern Caribbean Supreme Court (the "Court of Appeal"). On March 4, 2019, 1Globe filed an application for urgent interim relief, seeking an injunction to prevent the Company from continuing to implement its Rights Agreement until the resolution of the appeal. This urgent interim relief application was heard on April 4, 2019, at which the Court of Appeal made an order restraining the Company in similar terms to the Delaware Court order of March 6, 2019, together with restraint from operating the Rights Agreement in any way that affects 1Globe's rights or shareholding until determination of the appeal. 1Globe's appeal of the Antigua Court's Judgment was heard on September 18, 2019. On December 9, 2021, the Court of Appeal handed down its judgment, dismissing all grounds of appeal and upholding the Antigua Judgment. The Court of Appeal also confirmed that the Rights Agreement was consistent with its Articles of Incorporation and By-laws, and Antiguan business law. In January 2022, the Court of Appeal extended the order initially made on April 4, 2019, that restrained the Company from taking further action under its Rights Agreement, including the distribution of the previously issued Exchange Shares, until the conclusion of any appeal to the Privy Council. 1Globe applied for leave to appeal to the Privy Council, and the hearing of that application was held on February 24, 2022, in which the Court of Appeal granted 1Globe leave to appeal certain grounds to the Privy Council. On April 19, 2022, 1Globe renewed its application directly to the Privy Council for leave to appeal on its ground of appeal concerning the validity of the Rights Agreement. On July 13, 2022, 1Globe filed its Notice of Appeal on those grounds on which the Court of Appeal had granted 1Globe leave to appeal. On September 16, 2022, 1Globe filed an application to the Privy Council seeking permission to amend its existing application for permission to appeal and its existing Notice of Appeal, and to seek permission to appeal on another ground rejected by the Court of Appeal concerning the exercise of the Antigua Court's discretion. Sinovac responded on October 21, 2022. On February 15, 2023, the Privy Council made a procedural decision to deal with procedural issues on permission to appeal, and substantive issues, together at the final hearing. The hearing before the Privy Council was held on July 10 to 11, 2024. The Privy Council ruled on January 16, 2025 that the slate of nominees proposed by the Shareholder Group at the 2017 AGM was the rightfully elected board of directors of the Company. The Privy Council also ruled that the Rights Agreement is invalid. The ruling took effect when the court order dated February 5, 2025 was issued.

On July 8, 2025, a special shareholders' meeting (the "July SSM") was held for the purpose of considering, and if thought fit, passing resolutions to: (a) remove certain directors from office, namely Mr. David Guowei Wang, Mr. Pengfei Li and Mr. Sven Borho; and (b)

elect Mr. Simon Anderson, Mr. Shan Fu, Mr. Shuge Jiao, Mr. Yumin Qiu, Mr. Yu Wang, Ms. Rui-Ping Xiao, Mr. Andrew Y. Yan and Mr. Weidong Yin as directors of the Company (the "July SSM Resolutions"). Prior to the July SSM, the Company's board of directors comprised Dr. Chiang Li (Chairman), Mr. Yuk Lam Lo, Mr. Sven Borho and Mr. Geoffrey Hsu. The July SSM commenced at Stapleton Chambers and by videoconference. Dr. Chiang Li attended remotely and acted as chairman of the July SSM. He declared the July SSM open, read a short statement, declared that the meeting was adjourned and remote attendance access at the July SSM was terminated. Certain participants left Stapleton Chambers and boarded a minibus nearby. The July SSM is said to have continued in the minibus. The July SSM Resolutions are said to have been passed at the July SSM, following which the Company's board of directors comprised the following directors: Mr. Weidong Yin, Mr. Simon Anderson, Mr. Yuk Lam Lo, Dr. Chiang Li, Mr. Shan Fu, Mr. Shuge Jiao, Mr. Yumin Qiu, Mr. Yu Wang, Ms. Rui-Ping Xiao, and Mr. Andrew Y. Yan.

On July 10, 2025, the Company, OrbiMed Partners Master Fund Limited ("OrbiMed Partners") and 1 Globe issued an application in the Antigua Court against (1) SAIF Partners IV L.P. ("SAIF"), (2) Mr. Yuk Lam Lo, (3) Mr. Simon Anderson, (4) Mr. Shan Fu, (5) Mr. Shuge Jiao, (6) Mr. Yumin Qiu, (7) Mr. Yu Wang, (8) Ms. Rui-Ping Xiao, (9) Mr. Andrew Y. Yan and (10) Mr. Weidong Yin. The Claimants sought an injunction to restrain Defendants 3-10 from holding themselves out as a director of the Company pending determination of the claim (the "0320 Proceedings"). On July 29, 2025, SAIF issued an injunction application in the Antigua Court against (1) Dr. Chiang Li, (2) Mr. Geoffrey Hsu, (3) Mr. Sven Borho, (4) the Company, (5) Cede & Co and (6) the Depository Trust Company, seeking to restrain Mr. Hsu and Mr. Borho from acting, purporting to act or holding themselves out as directors of the Company pending determination of the claim (the "0369 Proceedings"). The Antigua Court directed that the 0320 Proceedings and the 0369 Proceedings would be heard together (the "SSM Proceedings"). On October 27, 2025, the Antigua Court heard the interim injunction applications in the SSM Proceedings. On December 5 and 19, 2025, the Antigua Court handed down its ruling (the "December Ruling"), which provided that the following directors comprise the board of the Company until the trial of the substantive claim: Mr. Simon Anderson, Mr. Shan Fu, Mr. Shuge Jiao, Dr. Chiang Li, Mr. Yuk Lam Lo, Mr. Yumin Qiu, Mr. Yu Wang, Ms. Rui-Ping Xiao, Mr. Andrew Y. Yan and Mr. Weidong Yin. Ms. Rui-Ping Xiao subsequently resigned from the board due to personal reasons in August 2025.

On December 24, 2025, 1Globe and OrbiMed Partners issued appeals against the December Ruling and sought a stay of execution of the December Ruling and expedition of the application. The stay of execution was dismissed, but the expedition of the appeal was ordered. The Court of Appeal heard the appeal on March 24, 2026 and the hearing was adjourned part-heard to a date not yet fixed. On March 26, 2026 at a Case Management Conference in respect of the substantive case, the Antigua Court ordered a trial of preliminary issues to be listed for May 27 to June 5, 2026.

Arbitration and Litigation with respect to the PIPE Shares

On March 17, 2025, Vivo Entities requested an arbitration in the Hong Kong International Arbitration Centre against the Company. By this arbitration, Vivo Entities request the following relief: (i) a declaration that the 2018 SPA remains in full force and effect and that Vivo Entities are entitled to all of the rights they have thereunder; (ii) a declaration that the judgment and order of the Privy Council does not constitute a Rescission Order within the meaning of Section 6.13 of the 2018 SPA; (iii) a declaration that the 2018 SPA can no longer be terminated under Section 6.13 of the 2018 SPA; (iv) a declaration that the Company by operation of law and/or equity is precluded from seeking to (re)litigate the matter of whether the actions of the then incumbent board at the time of Vivo Capital's investment were null and void (i.e., seek at this stage any form of Rescission Order); (v) an award of Vivo Entities' attorneys' fees and costs in bringing this arbitration; and (vi) such other and further relief as the tribunal may deem just and proper. On September 30, 2025, the tribunal heard an application to stay its proceedings, a decision from that application is awaited. The tribunal has listed a status hearing for May 15, 2026.

On May 6, 2025, the Company, OrbiMed and 1Globe (the "PIPE Claimants") commenced proceedings in the Antigua High Court against (1) Vivo Capital, LLC, (2) Vivo Capital Fund VIII L.P., (3) Vivo Capital Surplus Fund VIII, L.P., (4) Vivo Capital Fund IX, L.P., (5) Prime Success and (6) Cede & Co (the "PIPE Defendants"). The PIPE Claimants seek declarations that: (i) the 2018 SPA and the Shareholders' Agreement dated July 2, 2018 are invalid; (ii) the 2018 PIPE Shares should be set aside; (iii) the appointment of Mr. Shan Fu as a director was invalid; (iv) the guarantees given by the Company in connection with two convertible loan agreements dated May 18, 2024 between Vivo Capital Fund IX, L.P. and Sinovac LS, and between Prime Success and Sinovac LS, respectively, are invalid; (v) that the former incumbent directors of the Company had no authority to cause Sinovac LS to enter into the Convertible Loan Agreements or pay Sinovac LS dividends; and (vi) the former incumbent directors acted in breach of their duties in causing or allowing Sinovac LS to enter into the convertible loan agreements or pay Sinovac LS dividends. The PIPE Claimants also seek rectification of the Company's shareholder register to remove entries in relation to the 2018 PIPE Shares.

On July 7, 2025, the PIPE Claimants obtained an injunction to freeze the disputed 2018 PIPE Shares pending determination of the claim and to restrain the PIPE Defendants from voting the disputed 2018 PIPE Shares at any shareholders' meeting. The First to Fifth Defendants appealed against the injunction granted on July 7, 2025; The Second to Fourth Defendants applied to the Antigua Court to stay the injunction order made on July 7, 2025, and the Fifth applied to the Court of Appeal on an ex parte basis for a stay of the injunction order. The Court directed a hearing on July 8, 2025. During that hearing the Antigua Court Judge was informed that the Court of Appeal granted the Fifth Defendant's ex parte application for a stay of the injunction order. The Antigua Court Judge subsequently dismissed the First to Fourth Defendant's application for a stay. The PIPE Defendants then purported to vote the disputed 2018 PIPE

Shares at the special shareholder meeting that took place on the evening of July 8, 2025. The First to Fourth Defendants sought leave to appeal against the order of the Antigua Court Judge dismissing its stay application. The PIPE Claimants applied for the stay to be discharged.

These proceedings were consolidated and a hearing took place on September 29 and 30, 2025. Judgment in respect of the appeals against the injunction was reserved following the hearing on September 29 and 30, 2025 and has yet to be handed down. Vivo Entities' application for leave to appeal the order dismissing its stay application was refused by order dated September 30, 2025.

The First to Fifth Defendants are challenging the jurisdiction of the Antigua Court. A hearing took place on the jurisdiction challenge between March 31 and April 2, 2026. 1Globe and OrbiMed submitted post-hearing written briefings on April 13, 2026. the Company and the PIPE Defendants submitted post-hearing written briefings on April 20, 2026. The Antigua Court is expected to deliver a written ruling in due course, although the date of that ruling is not yet known.